Templeton Global Investment Trust
Statement of Investments, March 31, 2019 (unaudited)
Templeton Emerging Markets Balanced Fund
		Industry	Shares/Warrants	Value
	Common Stocks and Other Equity Interests 54.5%
	Brazil 1.4%
[a]	B2W Cia Digital	Internet & Direct Marketing Retail	7,600	$ 81,902
	B3 SA - Brasil Bolsa Balcao	Capital Markets	21,700	177,909
	Lojas Americanas SA	Multiline Retail	42,900	144,761
	M. Dias Branco SA	Food Products	8,100	89,834
				494,406
	Cambodia 0.7%
	NagaCorp Ltd.	Hotels, Restaurants & Leisure	187,700	262,542
	China 13.7%
[a]	Alibaba Group Holding Ltd., ADR	Internet & Direct Marketing Retail	5,746	1,048,358
	BAIC Motor Corp. Ltd., H	Automobiles	307,500	200,953
[a]	Baidu Inc., ADR	Interactive Media & Services	646	106,493
	Brilliance China Automotive Holdings Ltd.	Automobiles	676,600	670,571
	China Construction Bank Corp., H	Banks	519,400	445,297
	China Merchants Bank Co. Ltd., A	Banks	21,300	107,642
	China Mobile Ltd.	Wireless Telecommunication Services	27,500	280,257
	China Petroleum & Chemical Corp., H	Oil, Gas & Consumable Fuels	201,400	158,812
	China Resources Cement Holdings Ltd.	Construction Materials	94,100	97,097
	CNOOC Ltd.	Oil, Gas & Consumable Fuels	174,900	327,522
[a]	Health & Happiness H&H International Holdings Ltd.	Food Products	11,700	73,256
	NetEase Inc., ADR	Entertainment	454	109,618
	Ping An Bank Co. Ltd., A	Banks	165,000	315,150
	Ping An Insurance Group Co. of China Ltd., A	Insurance	17,280	198,492
	Tencent Holdings Ltd.	Interactive Media & Services	13,300	611,634
	Uni-President China Holdings Ltd.	Food Products	148,000	145,173
	Weifu High-Technology Co. Ltd., B	Auto Components	28,126	60,086
				4,956,411
	Czech Republic 0.2%
	Moneta Money Bank AS	Banks	17,170	59,247
	Hong Kong 0.4%
	MGM China Holdings Ltd.	Hotels, Restaurants & Leisure	72,000	150,605
	Hungary 0.6%
	Richter Gedeon Nyrt	Pharmaceuticals	11,180	210,829
	India 4.7%
	Bajaj Holdings & Investment Ltd.	Diversified Financial Services	3,501	172,889
	Coal India Ltd.	Oil, Gas & Consumable Fuels	19,950	68,398
	Glenmark Pharmaceuticals Ltd.	Pharmaceuticals	19,783	185,063
	ICICI Bank Ltd., ADR	Banks	63,470	727,366
	Infosys Ltd.	IT Services	9,801	105,377
	Infosys Ltd., ADR	IT Services	8,740	95,528
	Tata Chemicals Ltd.	Chemicals	11,700	99,573
	Tata Investment Corp. Ltd.	Capital Markets	19,057	229,505
				1,683,699
	Indonesia 1.9%
	Astra International Tbk PT	Automobiles	484,500	249,225
[b]	Bank Danamon Indonesia Tbk PT	Banks	672,600	448,627
				697,852
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  1

Templeton Global Investment Trust
STATEMENT OF INVESTMENTS (UNAUDITED)
Templeton Emerging Markets Balanced Fund  (continued)
		Industry	Shares/Warrants	Value
	Common Stocks and Other Equity Interests (continued)
	Macau 0.3%
	Sands China Ltd.	Hotels, Restaurants & Leisure	21,600	$ 108,551
	Mexico 1.3%
	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santander, ADR	Banks	61,596	417,005
[a,b]	Corporacion GEO SAB de CV, B	Household Durables	5,256	—
[a,b]	Corporacion GEO SAB de CV, wts., 12/30/27	Household Durables	8,223	—
	Nemak SAB de CV	Auto Components	65,821	38,096
				455,101
	Nigeria 0.0%†
	Nigerian Breweries PLC	Beverages	12,313	2,135
	Pakistan 0.4%
	Habib Bank Ltd.	Banks	92,300	86,859
	United Bank Ltd.	Banks	61,000	60,437
				147,296
	Peru 0.9%
	Compania de Minas Buenaventura SA, ADR	Metals & Mining	9,726	168,065
[c]	Intercorp Financial Services Inc., Reg S	Banks	3,260	148,330
				316,395
	Russia 4.4%
	Gazprom PJSC, ADR	Oil, Gas & Consumable Fuels	5,600	25,279
	LUKOIL PJSC, ADR	Oil, Gas & Consumable Fuels	6,200	555,520
[a,c]	Mail.Ru Group Ltd., GDR, Reg S	Interactive Media & Services	8,441	208,999
	Sberbank of Russia PJSC, ADR	Banks	32,719	433,854
[a]	Yandex NV, A	Interactive Media & Services	10,780	370,185
				1,593,837
	South Africa 4.0%
[a,b,d]	Edcon Holdings Ltd., F wts., 2/20/49	Specialty Retail	84	—
[a,b,d]	Edcon Holdings Ltd., F1 wts., 2/20/49	Specialty Retail	1,503,436	—
[a,b,d]	Edcon Holdings Ltd., F2 wts., 2/20/49	Specialty Retail	121,748	—
[a,b,d]	K2016470219 South Africa Ltd., A	Specialty Retail	1,390,834	963
[a,b,d]	K2016470219 South Africa Ltd., B	Specialty Retail	437,269	303
	Massmart Holdings Ltd.	Food & Staples Retailing	24,982	137,583
[a]	MultiChoice Group Ltd.	Media	5,724	47,860
	Naspers Ltd., N	Internet & Direct Marketing Retail	5,476	1,264,027
				1,450,736
	South Korea 9.3%
	Fila Korea Ltd.	Textiles, Apparel & Luxury Goods	4,975	340,996
	Hankook Tire Co. Ltd.	Auto Components	1,135	37,352
	Hankook Tire Worldwide Co. Ltd.	Diversified Financial Services	4,667	63,772
	Hanon Systems	Auto Components	6,331	63,144
	HDC Hyundai Development Co-Engineering & Construction	Construction & Engineering	3,659	163,017
	Hite Jinro Co. Ltd.	Beverages	3,640	59,175
	KT Skylife Co. Ltd.	Media	11,020	114,268
	LG Corp.	Industrial Conglomerates	3,633	247,416
	Naver Corp.	Interactive Media & Services	3,075	335,064
	POSCO	Metals & Mining	1,138	253,002
	Samsung Electronics Co. Ltd.	Technology Hardware, Storage & Peripherals	38,060	1,493,316
  |  2

Templeton Global Investment Trust
STATEMENT OF INVESTMENTS (UNAUDITED)
Templeton Emerging Markets Balanced Fund  (continued)
		Industry	Shares/Warrants	Value
	Common Stocks and Other Equity Interests (continued)
	South Korea (continued)
	SK Hynix Inc.	Semiconductors & Semiconductor Equipment	2,930	$ 191,044
				3,361,566
	Taiwan 5.3%
	Catcher Technology Co. Ltd.	Technology Hardware, Storage & Peripherals	16,000	122,893
	CTBC Financial Holding Co. Ltd.	Banks	182,000	120,622
	FIT Hon Teng Ltd.	Electronic Equipment, Instruments & Components	125,100	60,558
	Hon Hai Precision Industry Co. Ltd.	Electronic Equipment, Instruments & Components	57,592	137,186
[a]	PChome Online Inc.	Internet & Direct Marketing Retail	14,000	58,984
	Primax Electronics Ltd.	Technology Hardware, Storage & Peripherals	22,100	43,475
	Taiwan Semiconductor Manufacturing Co. Ltd.	Semiconductors & Semiconductor Equipment	173,000	1,376,442
				1,920,160
	Thailand 1.6%
	Kasikornbank PCL, fgn.	Banks	35,600	210,930
	Kiatnakin Bank PCL, fgn.	Banks	48,800	106,889
	PTT Exploration and Production PCL, fgn.	Oil, Gas & Consumable Fuels	7,100	28,082
	Siam Commercial Bank PCL, fgn.	Banks	13,200	54,913
	Thai Beverage PCL, fgn.	Beverages	214,100	133,482
	Univanich Palm Oil PCL, fgn.	Food Products	308,600	54,465
				588,761
	United Kingdom 2.0%
	Unilever PLC	Personal Products	12,478	714,439
	United States 1.4%
	Cognizant Technology Solutions Corp., A	IT Services	4,241	307,261
[a]	IMAX Corp.	Entertainment	8,274	187,654
				494,915
	Total Common Stocks and Other Equity Interests (Cost $15,254,340)			19,669,483

	Preferred Stocks 2.5%
	Brazil 2.5%
[e]	Banco Bradesco SA, 2.767%, ADR, pfd.	Banks	43,956	479,560
[e]	Itau Unibanco Holding SA, 8.128%, ADR, pfd.	Banks	47,738	420,572
	Total Preferred Stocks (Cost $463,537)			900,132
			Principal Amount*
	Corporate Bonds 0.1%
	Bermuda 0.1%
[f,g]	Digicel Group Two Ltd., senior note, 144A, PIK, 9.125%, 4/01/24	Wireless Telecommunication Services	200,000	52,615
  |  3

Templeton Global Investment Trust
STATEMENT OF INVESTMENTS (UNAUDITED)
Templeton Emerging Markets Balanced Fund  (continued)
		Industry	Principal Amount*		Value
	Corporate Bonds (continued)
	South Africa 0.0%†
[b,d,g]	K2016470219 South Africa Ltd.,
	senior secured note, 144A, PIK, 3.00%, 12/31/22	Multiline Retail	108,602		$ 135
	senior secured note, 144A, PIK, 8.00%, 12/31/22	Multiline Retail	42,110	EUR	463
[b,d,g]	K2016470260 South Africa Ltd., senior secured note, 144A, PIK, 25.00%, 12/31/22	Multiline Retail	73,549		2,769
					3,367
	Total Corporate Bonds (Cost $306,238)				55,982

	Foreign Government and Agency Securities 33.0%
	Argentina 2.8%
	Argentina Treasury Bill,
	Strip, 4/30/20		171,000	ARS	4,368
	Strip, 7/31/20		599,000	ARS	13,308
	Argentine Bonos del Tesoro,
	18.20%, 10/03/21		9,712,000	ARS	161,366
	16.00%, 10/17/23		27,763,000	ARS	477,782
	senior note, 15.50%, 10/17/26		20,834,000	ARS	335,623
	Government of Argentina,
	[h] FRN, 54.47%, (ARPP7DRR), 6/21/20		110,000	ARS	2,812
	[h] FRN, 44.503%, (ARS Badlar + 2.00%), 4/03/22		752,000	ARS	16,870
	[i] Index Linked, 4.00%, 3/06/20		42,000	ARS	1,365
					1,013,494
	Brazil 8.1%
	Brazil Notas do Tesouro Nacional,
	10.00%, 1/01/21		370[j]	BRL	98,652
	10.00%, 1/01/23		867[j]	BRL	233,877
	10.00%, 1/01/25		3,060[j]	BRL	828,999
	10.00%, 1/01/27		4,725[j]	BRL	1,280,005
	Letra Tesouro Nacional,
	Strip, 7/01/20		1,814[j]	BRL	426,818
	Strip, 7/01/21		220[j]	BRL	47,740
					2,916,091
	Colombia 1.9%
	Government of Colombia,
	senior bond, 7.75%, 4/14/21		52,000,000	COP	17,063
	senior bond, 9.85%, 6/28/27		12,000,000	COP	4,662
	Titulos de Tesoreria,
	senior bond, B, 11.00%, 7/24/20		51,000,000	COP	17,282
	senior bond, B, 7.00%, 5/04/22		1,971,000,000	COP	648,745
	senior note, B, 7.00%, 9/11/19		56,000,000	COP	17,762
					705,514
  |  4

Templeton Global Investment Trust
STATEMENT OF INVESTMENTS (UNAUDITED)
Templeton Emerging Markets Balanced Fund  (continued)
	Principal Amount*		Value
Foreign Government and Agency Securities (continued)
Ghana 4.7%
Ghana Treasury Note,
17.24%, 11/11/19	70,000	GHS	$ 12,670
17.18%, 1/06/20	50,000	GHS	9,011
16.50%, 2/17/20	80,000	GHS	14,305
Government of Ghana,
24.50%, 5/27/19	50,000	GHS	9,203
21.00%, 3/23/20	50,000	GHS	9,273
24.75%, 3/01/21	50,000	GHS	9,872
16.25%, 5/17/21	360,000	GHS	62,170
24.50%, 6/21/21	120,000	GHS	23,820
24.75%, 7/19/21	110,000	GHS	21,976
18.75%, 1/24/22	420,000	GHS	75,562
17.60%, 11/28/22	50,000	GHS	8,710
16.50%, 2/06/23	250,000	GHS	41,854
19.75%, 3/25/24	470,000	GHS	86,798
19.00%, 11/02/26	1,380,000	GHS	246,669
senior bond, 19.75%, 3/15/32	1,492,000	GHS	261,824
senior note, 21.50%, 3/09/20	50,000	GHS	9,318
senior note, 18.25%, 9/21/20	50,000	GHS	9,033
senior note, 24.00%, 11/23/20	1,470,000	GHS	284,723
senior note, 16.50%, 3/22/21	2,900,000	GHS	504,989
senior note, 18.25%, 7/25/22	100,000	GHS	17,746
			1,719,526
India 5.0%
Government of India,
senior bond, 8.08%, 8/02/22	80,000,000	INR	1,201,081
senior bond, 8.13%, 9/21/22	40,000,000	INR	601,986
			1,803,067
Indonesia 4.4%
Government of Indonesia,
senior bond, FR31, 11.00%, 11/15/20	31,000,000	IDR	2,324
senior bond, FR34, 12.80%, 6/15/21	1,775,000,000	IDR	139,956
senior bond, FR35, 12.90%, 6/15/22	35,000,000	IDR	2,869
senior bond, FR36, 11.50%, 9/15/19	63,000,000	IDR	4,536
senior bond, FR43, 10.25%, 7/15/22	43,000,000	IDR	3,307
senior bond, FR53, 8.25%, 7/15/21	10,153,000,000	IDR	733,989
senior bond, FR56, 8.375%, 9/15/26	759,000,000	IDR	55,731
senior bond, FR61, 7.00%, 5/15/22	24,000,000	IDR	1,690
senior bond, FR63, 5.625%, 5/15/23	9,000,000	IDR	602
senior bond, FR68, 8.375%, 3/15/34	890,000,000	IDR	64,353
senior bond, FR70, 8.375%, 3/15/24	7,738,000,000	IDR	569,808
senior note, FR69, 7.875%, 4/15/19	36,000,000	IDR	2,529
			1,581,694
Mexico 3.4%
Government of Mexico,
senior bond, M, 8.00%, 6/11/20	148,500[k]	MXN	767,764
senior bond, M, 6.50%, 6/10/21	48,700[k]	MXN	244,529
senior bond, M, 6.50%, 6/09/22	400[k]	MXN	1,986
senior bond, M, 8.00%, 12/07/23	1,100[k]	MXN	5,708
  |  5

Templeton Global Investment Trust
STATEMENT OF INVESTMENTS (UNAUDITED)
Templeton Emerging Markets Balanced Fund  (continued)
			Principal Amount*		Value
	Foreign Government and Agency Securities (continued)
	Mexico (continued)
	Government of Mexico, (continued)
	senior bond, M 20, 10.00%, 12/05/24		800[k]	MXN	$ 4,527
	senior note, M, 5.00%, 12/11/19		36,500[k]	MXN	184,265
	senior note, M, 7.25%, 12/09/21		2,400[k]	MXN	12,197
					1,220,976
	Senegal 0.6%
[f]	Government of Senegal, 144A, 6.25%, 7/30/24		200,000		208,418
	Thailand 1.9%
	Bank of Thailand Bond, senior note, 1.77%, 3/27/20		21,500,000	THB	677,345
	Ukraine 0.2%
[a,f,l]	Government of Ukraine, 144A, VRI, GDP Linked Security, 5/31/40		118,000		75,624
	Total Foreign Government and Agency Securities (Cost $14,793,574)				11,921,749
		Number of Contracts	Notional Amount*

	Options Purchased (Cost $32) 0.0%†
	Puts - Over-the-Counter
	Currency Options 0.0%†
	AUD/USD, Counterparty GSCO, December Strike Price $0.683, Expires 12/23/19	1	3,000	AUD	22
	Total Investments before Short Term Investments (Cost $30,817,721)				32,547,368
			Principal Amount*
	Short Term Investments 8.7%
	Foreign Government and Agency Securities 3.8%
	Argentina 2.1%
[m]	Argentina Treasury Bill,
	5/10/19 - 2/28/20		9,104,000	ARS	243,161
	9/30/19		17,844,000	ARS	499,125
					742,286
	Egypt 1.3%
[m]	Egypt Treasury Bill, 4/02/19 - 6/18/19		8,525,000	EGP	484,026
  |  6

Templeton Global Investment Trust
STATEMENT OF INVESTMENTS (UNAUDITED)
Templeton Emerging Markets Balanced Fund  (continued)
			Principal Amount*		Value
	Short Term Investments (continued)
	Foreign Government and Agency Securities (continued)
	Mexico 0.4%
[m]	Mexico Treasury Bill, 5/23/19 - 2/27/20		277,260[n]	MXN	$ 138,492
	Total Foreign Government and Agency Securities (Cost $1,486,347)				1,364,804
	Total Investments before Money Market Funds (Cost $32,304,068)				33,912,172
			Shares

	Money Market Funds (Cost $1,766,743) 4.9%
	United States 4.9%
[o,p]	Institutional Fiduciary Trust Money Market Portfolio, 2.10%		1,766,743		1,766,743
	Total Investments (Cost $34,070,811) 98.8%				35,678,915
	Options Written (0.0)%†				(23)
	Other Assets, less Liabilities 1.2%				419,233
	Net Assets 100.0%				$36,098,125
		Number of Contracts	Notional Amount*
	Options Written (Premiums received $30) (0.0)%†
	Calls - Over-the-Counter
	Currency Options (0.0)%†
	AUD/USD, Counterparty GSCO, December Strike Price $0.739, Expires 12/23/19	1	3,000	AUD	(23)
  |  7

Templeton Global Investment Trust
STATEMENT OF INVESTMENTS (UNAUDITED)
Templeton Emerging Markets Balanced Fund  (continued)
†Rounds to less than 0.1% of net assets.
*The principal/notional amount is stated in U.S. dollars unless otherwise indicated.
[a]Non-income producing.
[b]Fair valued using significant unobservable inputs. See Note 8 regarding fair value measurements.
[c]Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At March 31, 2019, the aggregate value of these securities was $357,329, representing 1.0% of net assets.
[d]See Note 5 regarding restricted securities.
[e]Variable rate security. The rate shown represents the yield at period end.
[f]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At March 31, 2019, the aggregate value of these securities was $336,657, representing 0.9% of net assets.
[g]Income may be received in additional securities and/or cash.
[h]The coupon rate shown represents the rate at period end.
[i]Redemption price at maturity and coupon payment are adjusted for inflation.
[j]Principal amount is stated in 1,000 Brazilian Real Units.
[k]Principal amount is stated in 100 Mexican Peso Units.
[l]The principal represents the notional amount. See Note 3 regarding value recovery instruments.
[m]The security was issued on a discount basis with no stated coupon rate.
[n]Principal amount is stated in 10 Mexican Peso Units.
[o]See Note 6 regarding investments in affiliated management investment companies.
[p]The rate shown is the annualized seven-day effective yield at period end.
At March 31, 2019, the Fund had the following forward exchange contracts outstanding. See  Note 3.
Forward Exchange Contracts
Currency	Counterparty[a]	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts
Indian Rupee	HSBK	Buy	4,601,000	$66,807	4/04/19	$ —	$ (406)
Indian Rupee	HSBK	Sell	4,601,000	64,278	4/04/19	—	(2,123)
Indian Rupee	BNDP	Sell	5,390,000	75,156	4/05/19	—	(2,612)
Euro	BOFA	Sell	50,984	57,963	4/08/19	713	—
Euro	DBAB	Sell	50,000	57,456	4/08/19	1,311	—
Australian Dollar	JPHQ	Sell	87,250	62,625	4/11/19	662	—
Indian Rupee	HSBK	Sell	3,844,782	53,997	4/11/19	—	(1,391)
Euro	DBAB	Sell	107,375	120,905	4/12/19	293	—
Australian Dollar	CITI	Sell	77,849	55,000	4/15/19	—	(291)
Australian Dollar	JPHQ	Sell	174,500	125,478	4/15/19	1,541	—
Euro	DBAB	Sell	107,375	124,180	4/15/19	3,538	—
Indian Rupee	CITI	Sell	6,641,000	93,101	4/15/19	—	(2,473)
Indian Rupee	HSBK	Sell	6,634,944	93,100	4/15/19	—	(2,387)
Indian Rupee	CITI	Sell	346,000	4,844	4/16/19	—	(134)
Euro	DBAB	Sell	372,300	427,304	4/23/19	8,720	—
Euro	GSCO	Sell	20,170	23,172	4/23/19	494	—
Euro	JPHQ	Sell	66,000	75,845	4/23/19	1,640	—
Euro	UBSW	Sell	25,815	29,670	4/23/19	645	—
Euro	DBAB	Sell	154,000	176,325	4/24/19	3,166	—
Mexican Peso	CITI	Buy	8,620,000	432,883	4/24/19	9,525	—
Mexican Peso	CITI	Sell	8,620,000	444,019	4/24/19	1,610	—
Euro	DBAB	Sell	33,300	38,152	4/25/19	706	—
Euro	JPHQ	Sell	68,683	78,636	4/25/19	1,401	—
  |  8

Templeton Global Investment Trust
STATEMENT OF INVESTMENTS (UNAUDITED)
Templeton Emerging Markets Balanced Fund  (continued)
Forward Exchange Contracts  (continued)
Currency	Counterparty[a]	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts (continued)
Japanese Yen	BOFA	Buy	208,820,000	$1,879,866	4/26/19	$ 9,302	$ —
Japanese Yen	BOFA	Sell	208,820,000	1,903,974	4/26/19	14,805	—
Euro	DBAB	Sell	169,967	195,867	4/30/19	4,656	—
Australian Dollar	CITI	Sell	77,576	54,878	5/13/19	—	(248)
Australian Dollar	JPHQ	Sell	87,250	61,786	5/13/19	—	(216)
Australian Dollar	CITI	Sell	77,576	55,181	5/15/19	52	—
Euro	BOFA	Sell	32,247	36,683	5/20/19	342	—
Euro	GSCO	Sell	60,500	68,723	5/20/19	540	—
Euro	JPHQ	Sell	68,683	78,088	5/20/19	682	—
Indian Rupee	HSBK	Sell	4,393,000	61,111	5/20/19	—	(1,717)
Euro	GSCO	Sell	20,165	22,995	5/21/19	267	—
Euro	JPHQ	Sell	182,033	207,048	5/21/19	1,880	—
Euro	UBSW	Sell	25,815	29,376	5/21/19	281	—
Indian Rupee	JPHQ	Sell	4,658,000	64,587	5/22/19	—	(2,013)
Indian Rupee	JPHQ	Sell	6,928,000	96,123	5/28/19	—	(2,855)
Mexican Peso	CITI	Buy	12,612,787	649,157	5/28/19	—	(5,499)
Mexican Peso	CITI	Sell	12,612,787	646,316	5/28/19	2,658	—
Australian Dollar	BOFA	Sell	696,000	498,559	5/31/19	3,798	—
Euro	DBAB	Sell	170,033	194,469	5/31/19	2,659	—
Euro	BOFA	Sell	34,000	39,014	6/04/19	647	—
Indian Rupee	BNDP	Sell	5,435,000	75,534	6/06/19	—	(2,030)
Indian Rupee	HSBK	Sell	4,580,000	63,580	6/06/19	—	(1,782)
Mexican Peso	CITI	Buy	503,572	23,897	6/06/19	1,766	—
Mexican Peso	CITI	Sell	503,572	25,769	6/06/19	106	—
Euro	BOFA	Sell	51,016	58,237	6/07/19	654	—
Euro	DBAB	Sell	50,000	56,983	6/07/19	547	—
Indian Rupee	HSBK	Sell	6,599,939	92,065	6/11/19	—	(2,066)
Indian Rupee	BNDP	Sell	1,516,000	21,222	6/12/19	—	(397)
Indian Rupee	HSBK	Sell	3,311,700	46,713	6/14/19	—	(503)
Indian Rupee	HSBK	Sell	6,607,000	93,418	6/17/19	—	(746)
Euro	BOFA	Sell	16,123	18,365	6/18/19	150	—
Euro	DBAB	Sell	623,000	709,512	6/18/19	5,679	—
Indian Rupee	CITI	Sell	5,331,000	75,206	6/18/19	—	(763)
Indian Rupee	JPHQ	Sell	4,674,000	66,359	6/19/19	—	(239)
Indian Rupee	JPHQ	Sell	4,016,000	57,631	6/20/19	415	—
Indian Rupee	HSBK	Sell	4,601,000	66,011	7/05/19	576	—
Indian Rupee	HSBK	Sell	4,205,000	57,713	7/22/19	—	(1,976)
Brazilian Real	HSBK	Buy	300,000	79,428	7/31/19	—	(3,629)
Euro	GSCO	Sell	20,165	23,254	9/23/19	288	—
Total Forward Exchange Contracts						$88,715	$(38,496)
Net unrealized appreciation (depreciation)						$50,219

[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.

  |  9

Templeton Global Investment Trust
STATEMENT OF INVESTMENTS (UNAUDITED)
Templeton Emerging Markets Balanced Fund  (continued)
At March 31, 2019, the Fund had the following interest rate swap contracts outstanding. See  Note 3.
Interest Rate Swap Contracts
Description	Payment Frequency	Maturity Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Centrally Cleared Swap Contracts
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 2.775%	Semi-Annual	10/04/23	$20,000	$ (561)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 2.795%	Semi-Annual	10/04/23	20,000	(580)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 2.765%	Semi-Annual	10/07/23	20,000	(550)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 1.914%	Semi-Annual	1/22/25	680,000	15,395
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 1.970%	Semi-Annual	1/23/25	850,000	16,567
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 1.973%	Semi-Annual	1/27/25	510,000	9,817
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 1.937%	Semi-Annual	1/29/25	130,000	2,761
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 1.942%	Semi-Annual	1/30/25	110,000	2,308
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 1.817%	Semi-Annual	2/03/25	160,000	4,477
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 3.668%	Semi-Annual	10/04/43	10,000	(2,165)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 3.687%	Semi-Annual	10/04/43	10,000	(2,200)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 3.675%	Semi-Annual	10/07/43	10,000	(2,176)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 2.794%	Semi-Annual	3/13/47	200,000	(9,246)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 2.980%	Semi-Annual	2/20/48	116,000	(10,057)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 3.002%	Semi-Annual	2/22/48	116,000	(10,598)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 3.019%	Semi-Annual	2/23/48	116,000	(11,015)
Total Interest Rate Swap Contracts				$2,177
See Abbreviations on page 28.
  |  10

Templeton Global Investment Trust
Consolidated Statement of Investments, March 31, 2019 (unaudited)
Templeton Global Balanced Fund
		Industry	Shares/Warrants	Value
	Common Stocks and Other Equity Interests 68.3%
	Canada 0.5%
	Husky Energy Inc.	Oil, Gas & Consumable Fuels	695,500	$ 6,898,252
	China 4.1%
[a]	Baidu Inc., ADR	Interactive Media & Services	85,600	14,111,160
	China Mobile Ltd.	Wireless Telecommunication Services	2,087,500	21,274,021
	China Telecom Corp. Ltd., H	Diversified Telecommunication Services	34,010,000	18,889,751
				54,274,932
	Denmark 1.7%
	A.P. Moeller-Maersk AS, B	Marine	5,517	6,997,899
	Vestas Wind Systems AS	Electrical Equipment	184,986	15,564,895
				22,562,794
	France 6.1%
	AXA SA	Insurance	453,678	11,416,961
	BNP Paribas SA	Banks	521,625	24,936,956
	Sanofi	Pharmaceuticals	290,925	25,700,997
	Veolia Environnement SA	Multi-Utilities	834,440	18,658,465
				80,713,379
	Germany 6.0%
	Bayer AG	Pharmaceuticals	258,228	16,687,809
	Deutsche Telekom AG	Diversified Telecommunication Services	580,851	9,641,691
	E.ON SE	Multi-Utilities	1,669,822	18,569,704
	Infineon Technologies AG	Semiconductors & Semiconductor Equipment	434,961	8,630,360
	Merck KGaA	Pharmaceuticals	188,611	21,510,372
	Telefonica Deutschland Holding AG	Diversified Telecommunication Services	1,428,431	4,485,756
				79,525,692
	Hong Kong 3.4%
	CK Hutchison Holdings Ltd.	Industrial Conglomerates	1,947,352	20,453,528
	Swire Pacific Ltd., A	Real Estate Management & Development	1,859,000	23,918,496
				44,372,024
	Israel 1.1%
[a]	Teva Pharmaceutical Industries Ltd., ADR	Pharmaceuticals	948,319	14,869,642
	Italy 2.8%
	Eni SpA	Oil, Gas & Consumable Fuels	1,582,500	27,971,005
	Tenaris SA	Energy Equipment & Services	623,610	8,756,236
				36,727,241
	Japan 6.0%
	Ezaki Glico Co. Ltd.	Food Products	184,600	9,695,186
	Panasonic Corp.	Household Durables	2,117,500	18,233,258
	Seven & i Holdings Co. Ltd.	Food & Staples Retailing	117,600	4,431,689
	Sumitomo Metal Mining Co. Ltd.	Metals & Mining	333,400	9,838,181
	Sumitomo Mitsui Financial Group Inc.	Banks	285,500	9,985,995
	Suntory Beverage & Food Ltd.	Beverages	219,800	10,314,127
	Takeda Pharmaceutical Co. Ltd.	Pharmaceuticals	394,700	16,102,862
				78,601,298
	Luxembourg 0.7%
	SES SA, IDR	Media	630,561	9,808,904
Quarterly Consolidated Statement of Investments  |  See Notes to Statements of Investments.  |  11

Templeton Global Investment Trust
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)
Templeton Global Balanced Fund  (continued)
		Industry	Shares/Warrants	Value
	Common Stocks and Other Equity Interests (continued)
	Netherlands 3.5%
	Flow Traders	Capital Markets	331,721	$ 9,155,490
	ING Groep NV	Banks	2,490,813	30,136,618
	NXP Semiconductors NV	Semiconductors & Semiconductor Equipment	83,300	7,362,887
				46,654,995
	Singapore 1.5%
	Singapore Telecommunications Ltd.	Diversified Telecommunication Services	9,123,299	20,328,596
	South Africa 0.0%†
[a,b,c]	Edcon Holdings Ltd., F wts., 2/20/49	Specialty Retail	4,441	—
[a,b,c]	Edcon Holdings Ltd., F1 wts., 2/20/49	Specialty Retail	79,464,087	—
[a,b,c]	Edcon Holdings Ltd., F2 wts., 2/20/49	Specialty Retail	6,435,002	—
[a,b,c]	K2016470219 South Africa Ltd., A	Specialty Retail	32,900,733	22,791
[a,b,c]	K2016470219 South Africa Ltd., B	Specialty Retail	4,646,498	3,219
				26,010
	South Korea 2.5%
	Hana Financial Group Inc.	Banks	304,255	9,731,968
	KB Financial Group Inc.	Banks	177,884	6,541,749
	Samsung Electronics Co. Ltd.	Technology Hardware, Storage & Peripherals	408,545	16,029,609
				32,303,326
	Switzerland 2.6%
[a]	CEVA Logistics AG	Air Freight & Logistics	7,991	240,376
	Landis+Gyr Group AG	Electronic Equipment, Instruments & Components	173,839	10,999,706
	Roche Holding AG	Pharmaceuticals	82,754	22,802,752
				34,042,834
	Thailand 1.0%
	Bangkok Bank PCL, fgn.	Banks	1,926,400	13,113,848
	United Kingdom 10.3%
	BP PLC	Oil, Gas & Consumable Fuels	3,928,867	28,585,881
[a]	Cobham PLC	Aerospace & Defense	5,707,293	8,200,999
	HSBC Holdings PLC	Banks	881,292	7,173,875
	Kingfisher PLC	Specialty Retail	4,348,469	13,301,344
	Man Group PLC	Capital Markets	2,986,757	5,283,975
	Royal Dutch Shell PLC, B	Oil, Gas & Consumable Fuels	825,720	26,118,159
	Standard Chartered PLC	Banks	3,738,396	28,797,465
	Vodafone Group PLC	Wireless Telecommunication Services	9,873,649	17,982,328
				135,444,026
	United States 14.5%
	Allergan PLC	Pharmaceuticals	51,300	7,510,833
	Amgen Inc.	Biotechnology	68,566	13,026,169
	Citigroup Inc.	Banks	313,747	19,521,338
	Comcast Corp., A	Media	357,424	14,289,811
	Exxon Mobil Corp.	Oil, Gas & Consumable Fuels	201,900	16,313,520
	Gilead Sciences Inc.	Biotechnology	185,700	12,072,357
	Kellogg Co.	Food Products	206,700	11,860,446
	The Kroger Co.	Food & Staples Retailing	411,100	10,113,060
	Oracle Corp.	Software	454,210	24,395,619
	Perrigo Co. PLC	Pharmaceuticals	128,470	6,187,115
[a,b,d]	Turtle Bay Resort	Hotels, Restaurants & Leisure	1,587,888	34,934
	United Parcel Service Inc., B	Air Freight & Logistics	187,300	20,928,902
  |  12

Templeton Global Investment Trust
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)
Templeton Global Balanced Fund  (continued)
		Industry	Shares/Warrants		Value
	Common Stocks and Other Equity Interests (continued)
	United States (continued)
	Walgreens Boots Alliance Inc.	Food & Staples Retailing	253,700		$ 16,051,599
	Wells Fargo & Co.	Banks	400,500		19,352,160
					191,657,863
	Total Common Stocks and Other Equity Interests (Cost $939,557,437)				901,925,656

	Equity-Linked Securities (Cost $15,107,362) 1.1%
	United States 1.1%
[e]	Credit Suisse AG/London into Allergan PLC, 4.00%, 144A	Pharmaceuticals	92,332		13,664,362
			Principal Amount*
	Corporate Bonds 0.0%†
	South Africa 0.0%†
[b,c,f]	K2016470219 South Africa Ltd.,
	senior secured note, 144A, PIK, 3.00%, 12/31/22	Multiline Retail	2,569,021		3,187
	senior secured note, 144A, PIK, 8.00%, 12/31/22	Multiline Retail	2,226,047	EUR	24,486
[b,c,f]	K2016470260 South Africa Ltd., senior secured note, 144A, PIK, 25.00%, 12/31/22	Multiline Retail	781,543		29,423
	Total Corporate Bonds (Cost $3,673,423)				57,096

	Foreign Government and Agency Securities 19.2%
	Argentina 1.3%
	Argentina Treasury Bill,
	Strip, 4/30/20		32,617,000	ARS	833,074
	Strip, 7/31/20		12,682,000	ARS	281,745
	Argentine Bonos del Tesoro,
	18.20%, 10/03/21		193,279,000	ARS	3,211,351
	16.00%, 10/17/23		298,989,000	ARS	5,145,398
	senior note, 15.50%, 10/17/26		243,952,000	ARS	3,929,922
	Government of Argentina,
	[g] FRN, 54.47%, (ARPP7DRR), 6/21/20		2,930,000	ARS	74,893
	[g] FRN, 44.503%, (ARS Badlar + 2.00%), 4/03/22		37,519,000	ARS	841,699
	[h] Index Linked, 4.00%, 3/06/20		1,106,000	ARS	35,940
	senior note, 4.50%, 2/13/20		3,021,000		2,779,698
					17,133,720
	Brazil 4.5%
	Brazil Notas do Tesouro Nacional,
	10.00%, 1/01/21		107,995[i]	BRL	28,794,360
	10.00%, 1/01/23		33,230[i]	BRL	8,963,951
	10.00%, 1/01/25		38,951[i]	BRL	10,552,393
	10.00%, 1/01/27		5,610[i]	BRL	1,519,752
  |  13

Templeton Global Investment Trust
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)
Templeton Global Balanced Fund  (continued)
		Principal Amount*		Value
	Foreign Government and Agency Securities (continued)
	Brazil (continued)
	Letra Tesouro Nacional,
	Strip, 7/01/19	28,060[i]	BRL	$ 7,055,217
	Strip, 7/01/20	1,200[i]	BRL	282,349
	Strip, 7/01/21	7,960[i]	BRL	1,727,338
				58,895,360
	Colombia 0.6%
	Government of Colombia,
	senior bond, 7.75%, 4/14/21	689,000,000	COP	226,081
	senior bond, 4.375%, 3/21/23	52,000,000	COP	15,546
	senior bond, 9.85%, 6/28/27	83,000,000	COP	32,242
	Titulos de Tesoreria,
	senior bond, B, 11.00%, 7/24/20	677,000,000	COP	229,412
	senior bond, B, 7.00%, 5/04/22	844,000,000	COP	277,799
	senior bond, B, 10.00%, 7/24/24	1,738,000,000	COP	648,778
	senior bond, B, 7.50%, 8/26/26	19,829,000,000	COP	6,722,174
	senior note, B, 7.00%, 9/11/19	481,000,000	COP	152,564
				8,304,596
	El Salvador 0.0%†
[e]	Government of El Salvador, 144A, 7.65%, 6/15/35	100,000		104,624
	Ghana 1.3%
	Government of Ghana,
	24.50%, 4/22/19	3,310,000	GHS	605,837
	24.50%, 5/27/19	270,000	GHS	49,697
	24.75%, 3/01/21	110,000	GHS	21,719
	24.50%, 6/21/21	600,000	GHS	119,102
	24.75%, 7/19/21	6,550,000	GHS	1,308,590
	18.75%, 1/24/22	7,110,000	GHS	1,279,154
	19.75%, 3/25/24	7,250,000	GHS	1,338,910
	19.00%, 11/02/26	27,470,000	GHS	4,910,137
	senior bond, 19.75%, 3/15/32	20,850,000	GHS	3,658,874
	senior note, 21.50%, 3/09/20	130,000	GHS	24,226
	senior note, 18.50%, 6/01/20	1,210,000	GHS	219,360
	senior note, 18.25%, 9/21/20	4,990,000	GHS	901,474
	senior note, 24.00%, 11/23/20	7,760,000	GHS	1,503,025
	senior note, 16.50%, 3/22/21	50,000	GHS	8,707
	senior note, 18.25%, 7/25/22	7,580,000	GHS	1,345,132
				17,293,944
	India 4.0%
	Government of India,
	senior bond, 8.20%, 2/15/22	400,000,000	INR	6,007,083
	senior bond, 8.35%, 5/14/22	210,100,000	INR	3,172,196
	senior bond, 8.08%, 8/02/22	133,000,000	INR	1,996,797
	senior bond, 8.13%, 9/21/22	268,000,000	INR	4,033,306
	senior note, 7.80%, 4/11/21	404,400,000	INR	5,983,115
	senior note, 6.84%, 12/19/22	44,000,000	INR	637,375
	senior note, 7.16%, 5/20/23	307,000,000	INR	4,474,519
	senior note, 8.83%, 11/25/23	756,500,000	INR	11,716,483
	senior note, 7.68%, 12/15/23	465,000,000	INR	6,923,415
  |  14

Templeton Global Investment Trust
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)
Templeton Global Balanced Fund  (continued)
		Principal Amount*		Value
	Foreign Government and Agency Securities (continued)
	India (continued)
	Government of India, (continued)
	senior note, 6.79%, 5/15/27	540,500,000	INR	$ 7,510,782
				52,455,071
	Indonesia 2.7%
	Government of Indonesia,
	senior bond, FR35, 12.90%, 6/15/22	10,168,000,000	IDR	833,576
	senior bond, FR39, 11.75%, 8/15/23	1,616,000,000	IDR	132,792
	senior bond, FR43, 10.25%, 7/15/22	154,000,000	IDR	11,844
	senior bond, FR46, 9.50%, 7/15/23	73,000,000,000	IDR	5,564,710
	senior bond, FR56, 8.375%, 9/15/26	38,978,000,000	IDR	2,862,037
	senior bond, FR63, 5.625%, 5/15/23	2,150,000,000	IDR	143,675
	senior bond, FR70, 8.375%, 3/15/24	360,674,000,000	IDR	26,559,168
				36,107,802
	Mexico 2.4%
	Government of Mexico,
	senior bond, M, 8.00%, 6/11/20	1,003,800[j]	MXN	5,189,777
	senior bond, M, 6.50%, 6/10/21	2,105,100[j]	MXN	10,569,983
	senior bond, M, 6.50%, 6/09/22	68,700[j]	MXN	341,048
	senior bond, M, 8.00%, 12/07/23	154,000[j]	MXN	799,065
	senior bond, M 20, 10.00%, 12/05/24	85,300[j]	MXN	482,746
	senior note, M, 5.00%, 12/11/19	2,432,600[j]	MXN	12,280,600
	senior note, M, 7.25%, 12/09/21	338,600[j]	MXN	1,720,843
				31,384,062
	South Korea 1.9%
	Korea Monetary Stabilization Bond,
	senior note, 2.16%, 2/02/20	1,991,600,000	KRW	1,755,898
	senior note, 2.14%, 6/02/20	221,000,000	KRW	195,082
	senior note, 2.05%, 10/05/20	460,000,000	KRW	406,114
	Korea Treasury Bond,
	senior bond, 4.25%, 6/10/21	3,380,800,000	KRW	3,132,550
	senior note, 1.50%, 6/10/19	2,645,300,000	KRW	2,323,387
	senior note, 1.25%, 12/10/19	2,503,000,000	KRW	2,191,961
	senior note, 1.75%, 6/10/20	113,000,000	KRW	99,319
	senior note, 2.00%, 3/10/21	8,058,200,000	KRW	7,120,247
	senior note, 1.375%, 9/10/21	8,151,200,000	KRW	7,105,896
	senior note, 3.00%, 9/10/24	745,000,000	KRW	696,385
				25,026,839
[k]	Supranational 0.2%
	Inter-American Development Bank, senior bond, 7.50%, 12/05/24	60,000,000	MXN	3,032,346
	Ukraine 0.3%
[a,e,l]	Government of Ukraine, 144A, VRI, GDP Linked Security, 5/31/40	5,651,000		3,621,613
	Total Foreign Government and Agency Securities (Cost $286,712,371)			253,359,977
  |  15

Templeton Global Investment Trust
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)
Templeton Global Balanced Fund  (continued)
		Industry	Shares		Value
	Escrows and Litigation Trusts (Cost $—) 0.0%
	United States 0.0%
[a,b]	NewPage Corp., Litigation Trust	Paper & Forest Products	1,100,000		$ —
	Total Investments before Short Term Investments (Cost $1,245,050,593)				1,169,007,091
			Principal Amount*
	Short Term Investments 9.1%
	Foreign Government and Agency Securities 4.9%
	Argentina 1.1%
[m]	Argentina Treasury Bill, 4/30/19 - 2/28/20		528,702,000	ARS	14,463,175
	Mexico 3.7%
[m]	Mexico Treasury Bill,
	4/25/19 - 2/27/20		22,831,990[n]	MXN	11,258,900
	5/23/19		35,301,250[n]	MXN	17,988,668
	7/04/19		38,506,600[n]	MXN	19,418,220
					48,665,788
	South Korea 0.1%
	Korea Monetary Stabilization Bond,
	senior note, 1.80%, 9/09/19		908,000,000	KRW	797,981
	senior note, 1.87%, 11/09/19		680,000,000	KRW	597,910
	senior note, 2.06%, 12/02/19		907,000,000	KRW	798,556
					2,194,447
	Total Foreign Government and Agency Securities (Cost $68,512,756)				65,323,410
	Total Investments before Money Market Funds (Cost $1,313,563,349)				1,234,330,501
			Shares

	Money Market Funds (Cost $54,840,297) 4.2%
	United States 4.2%
[o,p]	Institutional Fiduciary Trust Money Market Portfolio, 2.10%		54,840,297		54,840,297
	Total Investments (Cost $1,368,403,646) 97.7%				1,289,170,798
	Other Assets, less Liabilities 2.3%				30,762,060
	Net Assets 100.0%				$1,319,932,858
  |  16

Templeton Global Investment Trust
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)
Templeton Global Balanced Fund  (continued)
†Rounds to less than 0.1% of net assets.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
[a]Non-income producing.
[b]Fair valued using significant unobservable inputs. See Note 8 regarding fair value measurements.
[c]See Note 5 regarding restricted securities.
[d]The security is owned by FT Holdings Corporation IV, a wholly-owned subsidiary of the Fund. See Note 7.
[e]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At March 31, 2019, the aggregate value of these securities was $17,390,599, representing 1.3% of net assets.
[f]Income may be received in additional securities and/or cash.
[g]The coupon rate shown represents the rate at period end.
[h]Redemption price at maturity and coupon payment are adjusted for inflation.
[i]Principal amount is stated in 1,000 Brazilian Real Units.
[j]Principal amount is stated in 100 Mexican Peso Units.
[k]A supranational organization is an entity formed by two or more central governments through international treaties.
[l]The principal represents the notional amount. See Note 3 regarding value recovery instruments.
[m]The security was issued on a discount basis with no stated coupon rate.
[n]Principal amount is stated in 10 Mexican Peso Units.
[o]See Note 6 regarding investments in affiliated management investment companies.
[p]The rate shown is the annualized seven-day effective yield at period end.
At March 31, 2019, the Fund had the following forward exchange contracts outstanding. See  Note 3.
Forward Exchange Contracts
Currency	Counterparty[a]	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts
Indian Rupee	HSBK	Buy	180,102,000	$2,615,101	4/04/19	$ —	$ (15,889)
Indian Rupee	HSBK	Sell	180,102,000	2,516,094	4/04/19	—	(83,118)
Indian Rupee	BNDP	Sell	211,011,700	2,942,283	4/05/19	—	(102,238)
Euro	DBAB	Sell	5,532,158	6,357,069	4/08/19	145,031	—
Japanese Yen	DBAB	Sell	419,230,800	3,861,031	4/08/19	74,460	—
Australian Dollar	CITI	Sell	5,228,300	3,733,790	4/09/19	20,895	—
Euro	UBSW	Sell	943,744	1,090,789	4/09/19	30,973	—
Japanese Yen	GSCO	Sell	228,991,000	2,122,921	4/10/19	54,258	—
Japanese Yen	HSBK	Sell	605,200,000	5,612,288	4/10/19	145,021	—
South Korean Won	HSBK	Sell	9,458,966,732	8,479,196	4/10/19	163,021	—
Australian Dollar	JPHQ	Sell	2,515,750	1,805,730	4/11/19	19,091	—
Euro	HSBK	Sell	3,767,000	4,344,425	4/11/19	113,405	—
Euro	JPHQ	Sell	3,444,388	3,977,621	4/11/19	108,952	—
Indian Rupee	HSBK	Sell	102,548,527	1,440,228	4/11/19	—	(37,105)
Japanese Yen	CITI	Sell	62,440,000	561,024	4/11/19	—	(3,099)
Japanese Yen	DBAB	Sell	160,839,000	1,496,734	4/11/19	43,612	—
Euro	DBAB	Sell	487,652	549,098	4/12/19	1,331	—
Japanese Yen	BZWS	Sell	239,620,843	2,163,997	4/12/19	—	(1,086)
Japanese Yen	DBAB	Sell	30,500,000	275,223	4/12/19	—	(358)
Australian Dollar	JPHQ	Sell	5,031,500	3,618,001	4/15/19	44,441	—
Euro	BOFA	Sell	7,619,000	8,845,278	4/15/19	284,880	—
Euro	DBAB	Sell	487,652	563,972	4/15/19	16,067	—
Euro	GSCO	Sell	1,651,995	1,911,028	4/15/19	54,914	—
Indian Rupee	CITI	Sell	177,125,000	2,483,138	4/15/19	—	(65,961)
Indian Rupee	HSBK	Sell	176,968,096	2,483,170	4/15/19	—	(63,671)
  |  17

Templeton Global Investment Trust
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)
Templeton Global Balanced Fund  (continued)
Forward Exchange Contracts  (continued)
Currency	Counterparty[a]	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts (continued)
Japanese Yen	DBAB	Sell	302,200,000	$2,728,311	4/15/19	$ —	$ (2,941)
Indian Rupee	CITI	Sell	9,223,000	129,120	4/16/19	—	(3,579)
Japanese Yen	CITI	Sell	63,300,000	587,815	4/16/19	15,664	—
Japanese Yen	HSBK	Sell	92,070,000	854,660	4/16/19	22,466	—
Japanese Yen	HSBK	Sell	209,990,000	1,908,159	4/17/19	9,948	—
Japanese Yen	DBAB	Sell	743,934,000	6,680,669	4/18/19	—	(44,749)
Japanese Yen	HSBK	Sell	309,325,000	2,773,979	4/18/19	—	(22,425)
Japanese Yen	MSCO	Sell	100,400,000	900,610	4/18/19	—	(7,041)
Japanese Yen	CITI	Sell	487,440,000	4,382,665	4/22/19	—	(25,552)
Japanese Yen	HSBK	Sell	541,429,400	4,903,319	4/22/19	6,843	—
Australian Dollar	JPHQ	Sell	14,513,500	10,451,752	4/23/19	142,100	—
Euro	DBAB	Sell	16,670,000	19,132,826	4/23/19	390,442	—
Euro	GSCO	Sell	974,786	1,119,853	4/23/19	23,884	—
Euro	UBSW	Sell	3,506,930	4,030,585	4/23/19	87,680	—
South Korean Won	HSBK	Sell	5,354,972,927	4,790,422	4/24/19	79,650	—
Euro	DBAB	Sell	100,000	114,570	4/25/19	2,119	—
Euro	JPHQ	Sell	2,443,285	2,797,330	4/25/19	49,836	—
Japanese Yen	SCNY	Sell	312,386,000	2,824,888	4/25/19	—	(975)
Japanese Yen	BZWS	Sell	291,270,000	2,682,427	4/26/19	47,343	—
Japanese Yen	DBAB	Sell	618,770,000	5,640,231	4/26/19	42,295	—
Japanese Yen	GSCO	Sell	254,830,000	2,303,777	4/26/19	—	(1,639)
Japanese Yen	HSBK	Sell	860,985,839	7,880,974	4/26/19	91,740	—
Euro	GSCO	Sell	110,159	126,542	4/29/19	2,625	—
South Korean Won	HSBK	Sell	2,734,897,268	2,436,326	4/29/19	29,978	—
Euro	DBAB	Sell	6,229,151	7,178,381	4/30/19	170,633	—
Euro	SCNY	Sell	3,343,195	3,846,947	4/30/19	85,879	—
South Korean Won	HSBK	Sell	1,860,000,000	1,652,599	4/30/19	16,009	—
Euro	CITI	Sell	3,767,000	4,333,218	5/02/19	94,620	—
Euro	JPHQ	Sell	98,606,024	113,667,305	5/03/19	2,706,781	—
Euro	JPHQ	Sell	2,214,250	2,540,741	5/08/19	47,959	—
Japanese Yen	BZWS	Sell	696,000,000	6,388,897	5/08/19	86,813	—
Australian Dollar	JPHQ	Sell	2,515,750	1,781,516	5/13/19	—	(6,234)
British Pound	JPHQ	Sell	46,373,065	60,474,233	5/13/19	—	(76,779)
Euro	JPHQ	Sell	1,476,168	1,686,603	5/13/19	24,010	—
Japanese Yen	CITI	Sell	255,214,000	2,328,860	5/13/19	17,177	—
Euro	JPHQ	Sell	13,488,375	15,338,575	5/15/19	144,057	—
Australian Dollar	JPHQ	Sell	9,454,000	6,707,424	5/20/19	—	(11,709)
Euro	BOFA	Sell	4,110,760	4,676,359	5/20/19	43,574	—
Euro	GSCO	Sell	47,872	54,379	5/20/19	427	—
Indian Rupee	HSBK	Sell	117,179,000	1,630,090	5/20/19	—	(45,803)
Japanese Yen	BZWS	Sell	156,230,000	1,394,182	5/20/19	—	(21,601)
Australian Dollar	JPHQ	Sell	8,046,000	5,732,614	5/21/19	14,063	—
Euro	GSCO	Sell	974,548	1,111,297	5/21/19	12,893	—
Euro	JPHQ	Sell	7,825,905	8,892,383	5/21/19	71,883	—
Euro	UBSW	Sell	3,506,930	3,990,746	5/21/19	38,120	—
Japanese Yen	BOFA	Sell	103,023,625	939,131	5/21/19	5,449	—
Japanese Yen	BOFA	Sell	907,306,000	8,159,006	5/21/19	—	(63,723)
Japanese Yen	CITI	Sell	616,515,000	5,610,726	5/21/19	23,376	—
Japanese Yen	DBAB	Sell	451,064,000	4,107,172	5/21/19	19,271	—
Australian Dollar	JPHQ	Sell	14,513,500	10,397,181	5/22/19	81,773	—
  |  18

Templeton Global Investment Trust
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)
Templeton Global Balanced Fund  (continued)
Forward Exchange Contracts  (continued)
Currency	Counterparty[a]	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts (continued)
Indian Rupee	JPHQ	Sell	124,245,000	$1,722,770	5/22/19	$ —	$ (53,706)
Japanese Yen	BZWS	Sell	74,130,000	673,682	5/22/19	1,811	—
Japanese Yen	SCNY	Sell	260,930,000	2,370,669	5/22/19	5,751	—
Euro	GSCO	Sell	182,797	209,204	5/28/19	3,047	—
Indian Rupee	JPHQ	Sell	271,195,000	3,762,730	5/28/19	—	(111,761)
Japanese Yen	BZWS	Sell	302,200,000	2,737,592	5/28/19	—	(2,502)
Japanese Yen	DBAB	Sell	63,500,000	577,701	5/28/19	1,937	—
South Korean Won	HSBK	Sell	4,163,000,000	3,710,669	5/28/19	45,411	—
Euro	DBAB	Sell	6,231,599	7,127,130	5/31/19	97,449	—
Japanese Yen	DBAB	Sell	470,943,032	4,279,355	5/31/19	8,237	—
Japanese Yen	HSBK	Sell	296,750,000	2,697,862	5/31/19	6,551	—
Australian Dollar	CITI	Sell	5,228,300	3,737,712	6/03/19	20,921	—
Japanese Yen	SCNY	Sell	209,310,000	1,905,293	6/03/19	6,553	—
Japanese Yen	HSBK	Sell	420,281,000	3,800,748	6/04/19	—	(12,099)
Euro	JPHQ	Sell	13,255,813	15,202,694	6/05/19	243,035	—
Euro	UBSW	Sell	943,744	1,082,668	6/05/19	17,619	—
Indian Rupee	BNDP	Sell	212,773,300	2,957,053	6/06/19	—	(79,464)
Indian Rupee	HSBK	Sell	179,312,000	2,489,234	6/06/19	—	(69,752)
Euro	DBAB	Sell	5,532,158	6,304,834	6/07/19	60,565	—
South Korean Won	GSCO	Sell	5,211,000,000	4,707,317	6/07/19	117,947	—
Euro	DBAB	Sell	10,992,562	12,428,191	6/11/19	16,544	—
Indian Rupee	HSBK	Sell	176,034,437	2,455,581	6/11/19	—	(55,108)
Indian Rupee	JPHQ	Sell	120,119,000	1,694,143	6/11/19	—	(19,052)
Indian Rupee	BNDP	Sell	233,148,000	3,278,154	6/12/19	—	(46,713)
Japanese Yen	CITI	Sell	64,869,000	588,146	6/13/19	—	(771)
Euro	JPHQ	Sell	13,255,813	15,067,683	6/14/19	96,902	—
Indian Rupee	HSBK	Sell	88,330,094	1,245,928	6/14/19	—	(13,420)
Indian Rupee	JPHQ	Sell	181,199,000	2,570,199	6/14/19	—	(13,210)
Indian Rupee	HSBK	Sell	176,208,000	2,491,453	6/17/19	—	(19,885)
Indian Rupee	JPHQ	Sell	62,413,000	884,475	6/17/19	—	(5,042)
Euro	BOFA	Sell	2,055,380	2,341,201	6/18/19	19,139	—
Euro	GSCO	Sell	1,651,995	1,881,433	6/18/19	15,094	—
Indian Rupee	CITI	Sell	142,184,000	2,005,840	6/18/19	—	(20,338)
Indian Rupee	HSBK	Sell	74,122,000	1,052,944	6/18/19	—	(3,324)
Japanese Yen	BOFA	Sell	270,323,625	2,438,863	6/18/19	—	(16,249)
Japanese Yen	CITI	Sell	169,817,900	1,532,128	6/18/19	—	(10,179)
Indian Rupee	CITI	Sell	142,734,000	2,035,672	6/19/19	1,903	—
Indian Rupee	JPHQ	Sell	124,671,000	1,770,015	6/19/19	—	(6,381)
Indian Rupee	CITI	Sell	139,131,000	1,997,459	6/20/19	15,268	—
Indian Rupee	JPHQ	Sell	107,108,000	1,537,031	6/20/19	11,069	—
Indian Rupee	HSBK	Sell	180,102,000	2,583,960	7/05/19	22,548	—
Indian Rupee	HSBK	Sell	112,173,000	1,539,548	7/22/19	—	(52,719)
South Korean Won	HSBK	Sell	1,722,027,073	1,544,835	7/24/19	25,850	—
Euro	GSCO	Sell	974,548	1,123,820	9/23/19	13,900	—
Euro	SCNY	Sell	3,409,501	3,894,094	9/30/19	8,707	—
Total Forward Exchange Contracts						$6,953,490	$(1,318,950)
Net unrealized appreciation (depreciation)						$5,634,540

[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.

  |  19

Templeton Global Investment Trust
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)
Templeton Global Balanced Fund  (continued)
At March 31, 2019, the Fund had the following interest rate swap contracts outstanding. See  Note 3.
Interest Rate Swap Contracts
Description	Payment Frequency	Maturity Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Centrally Cleared Swap Contracts
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 2.775%	Semi-Annual	10/04/23	$1,690,000	$ (47,399)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 2.795%	Semi-Annual	10/04/23	1,690,000	(49,013)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 2.765%	Semi-Annual	10/07/23	1,690,000	(46,451)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 1.914%	Semi-Annual	1/22/25	21,800,000	493,978
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 1.970%	Semi-Annual	1/23/25	27,250,000	531,653
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 1.973%	Semi-Annual	1/27/25	16,080,000	309,827
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 1.937%	Semi-Annual	1/29/25	4,020,000	85,448
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 1.942%	Semi-Annual	1/30/25	3,400,000	71,383
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 1.817%	Semi-Annual	2/03/25	5,360,000	150,329
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 1.982%	Semi-Annual	10/20/25	46,520,000	775,527
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 3.668%	Semi-Annual	10/04/43	820,000	(177,506)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 3.687%	Semi-Annual	10/04/43	820,000	(180,432)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 3.675%	Semi-Annual	10/07/43	820,000	(178,421)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 2.537%	Semi-Annual	4/13/47	36,200,000	86,609
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 2.980%	Semi-Annual	2/20/48	4,440,000	(379,093)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 3.002%	Semi-Annual	2/22/48	4,440,000	(399,802)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 3.019%	Semi-Annual	2/23/48	4,440,000	(415,798)
Total Interest Rate Swap Contracts				$630,839
See Abbreviations on page 28.
  |  20

Templeton Global Investment Trust
Notes to Statements of Investments (unaudited)
1.  ORGANIZATION
Templeton Global Investment Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of five separate funds two of which are included in this report (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).
2.  FINANCIAL INSTRUMENT VALUATION
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the foreign debt securities are determined.
Investments in open-end mutual funds are valued at the closing NAV.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
  |  21

Templeton Global Investment Trust
Notes to Statements of Investments (unaudited)
2.  FINANCIAL INSTRUMENT VALUATION  (continued)
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Funds’ business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.
3.  DERIVATIVE FINANCIAL INSTRUMENTS
Certain or all Funds invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.
Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. Certain or all Funds attempt to reduce their exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Funds include failure of the Funds to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Funds of any net liability owed to that counterparty under the ISDA agreement.
Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for OTC derivatives, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Funds’ investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
  |  22

Templeton Global Investment Trust
Notes to Statements of Investments (unaudited)
At March 31, 2019, Templeton Global Balanced Fund received $3,736,775 in U.S. Treasury Bills, Bonds and Notes and mortgage-backed securities as collateral for derivatives.
Certain or all Funds entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date.
Certain or all Funds entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC interest rate swaps) or may be executed on a registered exchange (centrally cleared interest rate swaps). For centrally cleared interest rate swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized.
Certain or all Funds purchased or wrote OTC option contracts primarily to manage and/or gain exposure to foreign exchange rate risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount equal to the premium paid or received is recorded as an asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium received or paid and the cost to close the position is recorded as a realized gain or loss.
Certain or all Funds invest in value recovery instruments (VRI) primarily to gain exposure to economic growth. Periodic payments from VRI are dependent on established benchmarks for underlying variables. VRI has a notional amount, which is used to calculate amounts of payments to holders. Payments are recorded upon receipt as realized gains. The risks of investing in VRI include growth risk, liquidity, and the potential loss of investment.
The following Funds have invested in derivatives during the period.
Templeton Emerging Markets Balanced Fund – Forwards, swaps, options and VRI
Templeton Global Balanced Fund – Forwards, swaps and VRI
4.  CONCENTRATION OF RISK
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. Current political and financial uncertainty surrounding the European Union may increase market volatility and the economic risk of investing in securities in Europe. In addition, certain foreign securities may not be as liquid as U.S. securities.
  |  23

Templeton Global Investment Trust
Notes to Statements of Investments (unaudited)
5.  RESTRICTED SECURITIES
At March 31, 2019, investments in restricted securities, excluding securities exempt from registration under the Securities Act of 1933 deemed to be liquid, were as follows:
Principal Amount*/ Shares/ Warrants		Issuer	Acquisition Date	Cost	Value
Templeton Emerging Markets Balanced Fund
84		Edcon Holdings Ltd., F wts., 2/20/49	11/27/15	$1	$ —
1,503,436		Edcon Holdings Ltd., F1 wts., 2/20/49	11/27/15	15,930	—
121,748		Edcon Holdings Ltd., F2 wts., 2/20/49	11/27/15	1,290	—
1,390,834		K2016470219 South Africa Ltd., A	10/11/11 - 2/01/17	8,179	963
437,269		K2016470219 South Africa Ltd., B	2/01/17	325	303
108,602		K2016470219 South Africa Ltd., senior secured note, 144A, PIK, 3.00%, 12/31/22	10/11/11 - 12/31/18	129,193	135
42,110	EUR	K2016470219 South Africa Ltd., senior secured note, 144A, PIK, 8.00%, 12/31/22	2/01/17 - 12/31/18	26,241	463
73,549		K2016470260 South Africa Ltd., senior secured note, 144A, PIK, 25.00%, 12/31/22	2/01/17 - 12/31/18	56,570	2,769
		Total Restricted Securities (Value is 0.0%† of Net Assets)		$237,729	$4,633
Templeton Global Balanced Fund
4,441		Edcon Holdings Ltd., F wts., 2/20/49	11/27/15	$47	$ —
79,464,087		Edcon Holdings Ltd., F1 wts., 2/20/49	11/27/15	841,962	—
6,435,002		Edcon Holdings Ltd., F2 wts., 2/20/49	11/27/15	68,182	—
32,900,733		K2016470219 South Africa Ltd., A	2/08/13 - 2/01/17	81,025	22,791
4,646,498		K2016470219 South Africa Ltd., B	2/01/17	3,450	3,219
2,569,021		K2016470219 South Africa Ltd., senior secured note, 144A, PIK, 3.00%, 12/31/22	2/08/13 - 12/31/18	1,661,840	3,187
2,226,047	EUR	K2016470219 South Africa Ltd., senior secured note, 144A, PIK, 8.00%, 12/31/22	2/01/17 - 12/31/18	1,388,523	24,486
781,543		K2016470260 South Africa Ltd., senior secured note, 144A, PIK, 25.00%, 12/31/22	2/01/17 - 12/31/18	623,060	29,423
		Total Restricted Securities (Value is 0.0%† of Net Assets)		$4,668,089	$83,106

*In U.S. dollars unless otherwise indicated.
†Rounds to less than 0.1% of net assets.
6.  INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES
Certain or all Funds invest in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended March 31, 2019, investments in affiliated management investment companies were as follows:
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Templeton Global Investment Trust
Notes to Statements of Investments (unaudited)
	Number of Shares Held at Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held at End of Period	Value at End of Period	Investment Income	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)
Templeton Emerging Markets Balanced Fund
Non-Controlled Affiliates
						Dividends
Institutional Fiduciary Trust Money Market Portfolio, 2.10%	1,980,659	2,823,501	(3,037,417)	1,766,743	$ 1,766,743	$ 12,944	$ —	$ —
Templeton Global Balanced Fund
Non-Controlled Affiliates
						Dividends
Institutional Fiduciary Trust Money Market Portfolio, 2.10%	105,243,850	53,727,902	(104,131,455)	54,840,297	$54,840,297	$357,019	$ —	$ —
						Income from securities loaned
Institutional Fiduciary Trust Money Market Portfolio, 2.10%	9,561,000	1,672,000	(11,233,000)	—	—	10,268	—	—
Total Affiliated Securities					$54,840,297	$367,287	$ —	$ —
7.  INVESTMENTS IN FT HOLDINGS CORPORATION IV (FT Subsidiary)
Templeton Global Balanced Fund invests in certain financial instruments through its investment in FT Subsidiary. FT Subsidiary is a Delaware Corporation, is a wholly-owned subsidiary of the Fund, and is able to invest in certain financial instruments consistent with the investment objective of the Fund. At March 31, 2019, FT Subsidiary’s investment, Turtle Bay Resort, as well as any other assets and liabilities of FT Subsidiary are reflected in the Fund’s Consolidated Statement of Investments. At March 31, 2019, the net assets of FT Subsidiary were $5,369,304, representing 0.4% of the Fund’s consolidated net assets. The Fund’s investment in FT Subsidiary is limited to 25% of consolidated assets.
8.  FAIR VALUE MEASUREMENTS
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:
•	Level 1 – quoted prices in active markets for identical financial instruments
•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
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Templeton Global Investment Trust
Notes to Statements of Investments (unaudited)
8.  FAIR VALUE MEASUREMENTS  (continued)
A summary of inputs used as of March 31, 2019, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:
	Level 1	Level 2	Level 3	Total
Templeton Emerging Markets Balanced Fund
Assets:
Investments in Securities:[a]
Equity Investments:[b]
Indonesia	$249,225	$—	$448,627	$697,852
Mexico	455,101	—	—[c]	455,101
South Africa	1,449,470	—	1,266[c]	1,450,736
All Other Equity Investments	17,965,926	—	—	17,965,926
Corporate Bonds:
South Africa	—	—	3,367	3,367
All Other Corporate Bonds	—	52,615	—	52,615
Foreign Government and Agency Securities	—	11,921,749	—	11,921,749
Options Purchased	—	22	—	22
Short Term Investments	1,766,743	1,364,804	—	3,131,547
Total Investments in Securities	$21,886,465	$13,339,190	$453,260	$35,678,915
Other Financial Instruments:
Forward Exchange Contracts	$—	$88,715	$—	$88,715
Swap Contracts	—	51,325	—	51,325
Total Other Financial Instruments	$ —	$140,040	$ —	$140,040
Liabilities:
Other Financial Instruments:
Options Written	$—	$23	$—	$23
Forward Exchange Contracts	—	38,496	—	38,496
Swap Contracts	—	49,148	—	49,148
Total Other Financial Instruments	$ —	$87,667	$ —	$87,667
Templeton Global Balanced Fund
Assets:
Investments in Securities:[a]
Equity Investments:[b]
South Africa	$—	$—	$26,010[c]	$26,010
United States	191,622,929	—	34,934	191,657,863
All Other Equity Investments	710,241,783	—	—	710,241,783
Equity-Linked Securities	—	13,664,362	—	13,664,362
Corporate Bonds:
South Africa	—	—	57,096	57,096
Foreign Government and Agency Securities	—	253,359,977	—	253,359,977
Escrows and Litigation Trusts	—	—	—	—
Short Term Investments	54,840,297	65,323,410	—	120,163,707
Total Investments in Securities	$956,705,009	$332,347,749	$118,040	$1,289,170,798
Other Financial Instruments:
Forward Exchange Contracts	$—	$6,953,490	$—	$6,953,490
Swap Contracts	—	2,504,754	—	2,504,754
Total Other Financial Instruments	$ —	$9,458,244	$ —	$9,458,244
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts	$—	$1,318,950	$—	$1,318,950
Swap Contracts	—	1,873,915	—	1,873,915
Total Other Financial Instruments	$ —	$3,192,865	$ —	$3,192,865
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Templeton Global Investment Trust
Notes to Statements of Investments (unaudited)
[a]For detailed categories, see the accompanying Statement of Investments.
[b]Includes common and preferred stocks as well as other equity interests.
[c]Includes securities determined to have no value at March 31, 2019.
A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the period. The reconciliation of assets for the three months ended March 31, 2019, is as follows:
	Balance at Beginning of Period	Purchases Sales	Transfer Into Level 3[a]	Transfer Out of Level 3	Cost Basis Adjustments	Net Realized Gain (Loss)	Net Unrealized Appreciation (Depreciation)	Balance at End of Period	Net Change in Unrealized Appreciation (Depreciation) on Assets Held at Period End
Templeton Emerging Markets Balanced Fund
Assets:
Investments in Securities:
Equity Investments:[b]
Indonesia	$—	$—	$448,627	$—	$—	$—	$—	$448,627	$—
Mexico	98[c]	—	—	—	—	—	(98)	—[c]	(98)
South Africa	1,272[c]	—	—	—	—	—	(6)	1,266[c]	(6)
Corporate Bonds
South Africa	1,062[c]	—	2,769	—	—	—	(810)	3,367	(810)
Total Investments in Securities	$2,432	$—	$451,396	$—	$—	$—	$(914)	$453,260	$(914)
aThe investment was transferred into Level 3 as a result of the unavailability of a quoted market price in an active market for identical securities and other significant observable valuation inputs.
bIncludes common and preferred stocks as well as other equity interests.
cIncludes securities determined to have no value.
Significant unobservable valuation inputs for material Level 3 financial instruments and impact to fair value as a result of changes in unobservable valuation inputs as of March 31, 2019, are as follows:
Description	Fair Value at End of Period	Valuation Technique	Unobservable Inputs	Amount	Impact to Fair Value if Input Increases[a]
Templeton Emerging Markets Balanced Fund
Assets:
Investments in Securities:
Equity Investments:
Indonesia	$448,627	Market comparables	Discount rate	12%	Decrease
All Other Investments[b]	4,633
Total	$453,260
aRepresents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.
bIncludes fair value of immaterial financial instruments developed using various valuation techniques and unobservable inputs. May also include financial instruments with values derived using private transaction prices or non public third party pricing information which is unobservable.
9.  UPCOMING LIQUIDATION
On May 21, 2019, the Board for Templeton Emerging Markets Balanced Fund approved a proposal to liquidate the Fund. The Fund is scheduled to liquidate on October 10, 2019.
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Templeton Global Investment Trust
Notes to Statements of Investments (unaudited)
10.  SUBSEQUENT EVENTS
The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure, other than those already disclosed in the Statement of Investments.
Abbreviations
Counterparty
BNDP	Bank of America Corp.
BOFA	Bank of America Corp.
BZWS	Barclays Bank PLC
CITI	Citigroup, Inc.
DBAB	Deutsche Bank AG
GSCO	The Goldman Sachs Group, Inc.
HSBK	HSBC Bank PLC
JPHQ	JP Morgan Chase & Co.
MSCO	Morgan Stanley
SCNY	Standard Chartered Bank
UBSW	UBS AG
Currency
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
COP	Colombian Peso
EUR	Euro
GHS	Ghanaian Cedi
IDR	Indonesian Rupiah
INR	Indian Rupee
KRW	South Korean Won
MXN	Mexican Peso
THB	Thai Baht
USD	United States Dollar
Selected Portfolio
ADR	American Depositary Receipt
ARPP7DRR	Argentina Central Bank 7 Day Repo Rate
BADLAR	Argentina Deposit Rates Badlar Private Banks ARS
FRN	Floating Rate Note
GDP	Gross Domestic Product
GDR	Global Depositary Receipt
IDR	International Depositary Receipt
LIBOR	London InterBank Offered Rate
PIK	Payment-In-Kind
VRI	Value Recovery Instrument
For additional information on the Funds’ significant accounting policies, please refer to the Funds’ most recent semiannual or annual shareholder report.
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